Organization and Nature of Operations (Details)	1 Months Ended	12 Months Ended
	Dec. 21, 2023 USD ($)	Sep. 30, 2023 m²	Jun. 18, 2023 USD ($)	Aug. 31, 2021	Jun. 29, 2020
Organization and Nature of Operations [Line Items]
Aggregate area (in Square Meters) | m²		45,000
Outstanding shares percentage		97.85%
Owns of equity interest		90.00%
Aggregate of shares percentage				97.85%
Contribution amount (in Dollars)			$ 45,000
Ostin [Member]
Organization and Nature of Operations [Line Items]
Owns of equity interest		39.99%
Mr. Xiaohong Yin [Member]
Organization and Nature of Operations [Line Items]
Owns of equity interest		9.51%
Austin Optronics Technology Co., Limited [Member]
Organization and Nature of Operations [Line Items]
Owns of equity interest			90.00%
Mr. Tao Ling [Member]
Organization and Nature of Operations [Line Items]
Equity interests percentage		28.90%			100.00%
Subsequent Event [Member]
Organization and Nature of Operations [Line Items]
Capital paid in cash (in Dollars)	$ 45,000
Jiangsu Austin [Member]
Organization and Nature of Operations [Line Items]
Outstanding shares percentage		9.97%
Aggregate of shares percentage				39.97%
Issued and outstanding shares percentage		97.85%
Ostin [Member]
Organization and Nature of Operations [Line Items]
Outstanding shares percentage		100.00%
Mr. Tao Ling [Member] | Jiangsu Austin [Member]
Organization and Nature of Operations [Line Items]
Outstanding shares percentage		87.88%